Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Statement of cash flows [abstract]
Net income (loss)		€ (19,623)	€ (21,344)
Depreciation and amortization, net		611	707
Employee benefits costs		28	79
Change in provision for charges		(1,741)	1,085
Share-based compensation expense		1,071	1,554
Change in fair value of financial assets		(90)	(249)
Foreign exchange (gains) losses on financial assets		(134)	1,347
Change in accrued interests on financial assets		(137)	(191)
Disposal of property and equipment (scrapping)		193	20
Other profit or loss items with no cash effect		(4)	3
Operating cash flow before change in working capital		(19,826)	(16,989)
Change in working capital	[1],[2]	(1,218)	(14,175)
Net cash generated from / (used in) operating activities:	[3]	(21,044)	(31,164)
Acquisition of property and equipment, net		(90)	(58)
Disposal of property and equipment
Disposal of other assets
Purchase of other assets			(3)
Disposal of current financial instruments and paid interests		2,120	7,143
Interest received on financial assets			(108)
Net cash generated from / (used in) investing activities:		2,030	6,974
Proceeds from the exercise / subscription of equity instruments			14,932
Repayment of borrowings		(2,364)	(4,456)
Net cash generated / (used in) from financing activities:		(2,364)	10,476
Effect of the exchange rate changes		(253)	1,022
Net increase / (decrease) in cash and cash equivalents:		(21,631)	(12,692)
Cash and cash equivalents at the beginning of the year:		28,092	66,396
Cash and cash equivalents at the end of the six-months period:		6,461	53,704
Change in working capital
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)		8,760	16,987	€ 12,651	€ 14,300
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment), variance		3,891	(2,687)
Trade payables and others (excluding payables related to capital expenditures)		(11,269)	(12,041)	(15,042)	(16,007)
Trade payables and others (excluding payables related to capital expenditures), variance		(3,773)	(3,966)
Collaboration liabilities - current and non-current portion		(39,611)	(41,300)	(38,249)	(48,571)
Collaboration liabilities - current and non-current portion, variance		1,362	(7,271)
Deferred revenue - current and non-current portion		(127)	(3,191)	(2,825)	(3,441)
Deferred revenue - current and non-current portion, variance		(2,698)	(250)
Total change in Working Capital		(42,247)	(39,545)	€ (43,465)	€ (53,719)
Total change in working capital, variance	[1],[2]	€ (1,218)	€ (14,175)

[1]	95% of the pre-financed CIR 2023 and 2024 has been collected. The 5% retained amount of €0.5 million for CIR 2023 and €€0.4 million for CIR 2024 previously recorded under ‘Trade receivables and others non current’ as of December 31, 2023 and December 31, 2024 has been reclassified under ‘Other non current assets’ as of December 31, 2024. It will be collected after a three- year delay, in 2027 and 2028 respectively.

Change in working capital	Note	June 30, 2025	December 31, 2024	Variance
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)	13	16,987	14,300	(2,687)
Deferred revenue - current and non-current portion	13	(3,191)	(3,441)	(250)
Trade payables and others (excluding payables related to capital expenditures)	8	(12,041)	(16,007)	(3,966)
Collaboration liabilities - current and non-current portion	13	(41,300)	(48,571)	(7,271)
Total change in Working Capital		(39,545)	(53,719)	(14,175)

[2]	Change in working capital are detailed below:

Change in working capital	Note	June 30, 2026	December 31, 2025	Variance
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)	5	8,760	12,651	3,891
Trade payables and others (excluding payables related to capital expenditures)	8	(11,269)	(15,042)	(3,773)
Collaboration liabilities - current and non-current portion	13	(39,611)	(38,249)	1,362
Deferred revenue - current and non-current portion	13	(127)	(2,825)	(2,698)
Total change in Working Capital		(42,247)	(43,465)	(1,218)

[3]	Cash flows from operating activities include an amount of €0.2 million of interests paid for the first half of 2026 (€0.4 million as of December 31, 2025) and interests received for €0.1 million for the first half of 2026 (€1.8 million as of December 31, 2025)